PROPERTY AND EQUIPMENT (Details) - USD ($)	Jul. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 486,801	$ 419,678	$ 280,984
Less: accumulated depreciation and amortization	(92,425)	(54,444)	(17,669)
Total property and equipment, net	552,062	365,234	263,315
Total property and equipment, net before leasehold improvements	394,376	365,234
Construction in progress	157,686
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	8,653	8,653	8,653
Finance Lease Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	239,595	239,595	239,595
Manufacturing Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	238,553	171,430	$ 32,736
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Construction in progress	$ 157,686